Share based compensation - JSOP 2016 and SOP 2019 Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares item $ / shares	Dec. 31, 2022 € / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payment expense recognized | $	$ 8.2		$ 34.5	$ 24.7
JSOP 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options exercised (in shares) | shares	219,481
Weighted average exercise price, exercised during the period (per share) | $ / shares	$ 0.13
Outstanding vested options (in shares) | shares	352,207
Total share-based payment expense recognized | $	$ (0.3)		(0.6)	4.0
SOP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payment expense recognized | $	$ (5.5)		$ 3.6	$ 0.1
Number of shares per option | shares	1
Exercise price per share (in unit per share) | € / shares		€ 1.00
Options waiting period	4 years
Options exercise period	7 years
Option forfeiture period	6 months
SOP 2019 | Bottom of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum growth to exercise options (as a percent)	10.00%
Number of tranches | item	1
Vesting period	4 years			3 years
SOP 2019 | Top of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				4 years
Termination forfeiture period	4 years